UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Dec 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus AlphaSimplex Global Alternatives Fund
Class A / GAFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$77	1.49%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$122,596
Total number of portfolio holdings	404
Portfolio turnover rate as of the end of the reporting period	242%
Asset Allocation(1)
U.S. Government Securities		46%
Common Stocks		29%
Oil, Gas & Consumable Fuels	2%
Banks	2%
Hotels, Restaurants & Leisure	2%
All other Common Stocks	23%
Short-Term Investment		20%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Global Alternatives Fund
Class C / GAFCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$115	2.24%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$122,596
Total number of portfolio holdings	404
Portfolio turnover rate as of the end of the reporting period	242%
Asset Allocation(1)
U.S. Government Securities		46%
Common Stocks		29%
Oil, Gas & Consumable Fuels	2%
Banks	2%
Hotels, Restaurants & Leisure	2%
All other Common Stocks	23%
Short-Term Investment		20%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Global Alternatives Fund
Class I / GAFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$64	1.24%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$122,596
Total number of portfolio holdings	404
Portfolio turnover rate as of the end of the reporting period	242%
Asset Allocation(1)
U.S. Government Securities		46%
Common Stocks		29%
Oil, Gas & Consumable Fuels	2%
Banks	2%
Hotels, Restaurants & Leisure	2%
All other Common Stocks	23%
Short-Term Investment		20%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Global Alternatives Fund
Class R6 / GAFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$61	1.19%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$122,596
Total number of portfolio holdings	404
Portfolio turnover rate as of the end of the reporting period	242%
Asset Allocation(1)
U.S. Government Securities		46%
Common Stocks		29%
Oil, Gas & Consumable Fuels	2%
Banks	2%
Hotels, Restaurants & Leisure	2%
All other Common Stocks	23%
Short-Term Investment		20%
Certificate of Deposit		4%
Master Limited Partnerships and Related Companies		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class A / AMFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$87	1.70%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,310,627
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	—%
Asset Allocation(1)
Certificates of Deposits	77%
U.S. Government Securities	16%
Short-Term Investment	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class C / ASFCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$125	2.45%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,310,627
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	—%
Asset Allocation(1)
Certificates of Deposits	77%
U.S. Government Securities	16%
Short-Term Investment	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class I / ASFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$74	1.45%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,310,627
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	—%
Asset Allocation(1)
Certificates of Deposits	77%
U.S. Government Securities	16%
Short-Term Investment	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class R6 / AMFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$68	1.33%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,310,627
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	—%
Asset Allocation(1)
Certificates of Deposits	77%
U.S. Government Securities	16%
Short-Term Investment	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Refer to Item 7a

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST

June 30, 2024
Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
IFSC Nifty 50 Index Futures (“Nifty 50”)
The Nifty 50 is a popular Indian Stock market index that is traded by many in various forms. It consists of 50 different companies from 13 sectors that reflect the Indian equity market. As one of the earliest products on the Indian exchange launched on April 22, 1996. It is one of the largest single financial products in the country and the most actively traded contract. The Nifty 50 Index is a free float market capitalization-weighted index representing of the stocks listed on the National Stock Exchange of India Limited.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2024
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—25.2%
Aerospace & Defense—0.5%
AAR Corp.(1)	4,065	$ 295
General Dynamics Corp.	104	30
Huntington Ingalls Industries, Inc.	80	20
Lockheed Martin Corp.	408	191
Mercury Systems, Inc.(1)	1,664	45
RTX Corp.	646	65
		646

Air Freight & Logistics—0.4%
Expeditors International of Washington, Inc.	1,275	159
FedEx Corp.	1,112	334
XPO, Inc.(1)	501	53
		546

Automobile Components—0.1%
Garrett Motion, Inc.(1)	7,804	67
Gentex Corp.	2,071	70
		137

Automobiles—0.1%
Ferrari N.V.	178	72
General Motors Co.	13	1
		73

Banks—1.9%
Axos Financial, Inc.(1)	4,223	241
Bank of America Corp.	1,161	46
Bank of NT Butterfield & Son Ltd. (The)	7,251	255
Cambridge Bancorp	1,630	112
Camden National Corp.	4,641	153
Heartland Financial USA, Inc.	8,805	391
Heritage Commerce Corp.	19,606	171
JPMorgan Chase & Co.	988	200
Kearny Financial Corp.	66,156	407
Northfield Bancorp, Inc.	26,921	255
NU Holdings Ltd. Class A(1)	4,422	57
Washington Trust Bancorp, Inc.	1,039	29
		2,317

Beverages—0.6%
Celsius Holdings, Inc.(1)	803	46
Coca-Cola Co. (The)	147	9
Coca-Cola Consolidated, Inc.	102	111
Coca-Cola Europacific Partners plc	778	57
Constellation Brands, Inc. Class A	253	65
Keurig Dr Pepper, Inc.	924	31
Monster Beverage Corp.(1)	967	48
National Beverage Corp.	6,336	324
PepsiCo, Inc.	466	77
		768

Biotechnology—0.3%
AbbVie, Inc.	144	25
ACADIA Pharmaceuticals, Inc.(1)	2,003	32
Amgen, Inc.	48	15
Gilead Sciences, Inc.	363	25
	Shares	Value

Biotechnology—continued
Incyte Corp.(1)	1,796	$ 109
Madrigal Pharmaceuticals, Inc.(1)	124	35
Rocket Pharmaceuticals, Inc.(1)	1,545	33
Ultragenyx Pharmaceutical, Inc.(1)	1,110	46
		320

Broadline Retail—0.2%
Amazon.com, Inc.(1)	1,282	248
MercadoLibre, Inc.(1)	6	10
		258

Building Products—0.6%
A.O. Smith Corp.	1,202	98
Allegion plc	754	89
Builders FirstSource, Inc.(1)	305	42
Carlisle Cos., Inc.	239	97
Carrier Global Corp.	918	58
Trane Technologies plc	727	239
Trex Co., Inc.(1)	1,195	89
		712

Capital Markets—0.6%
Cboe Global Markets, Inc.	851	145
CME Group, Inc. Class A	320	63
Golub Capital BDC, Inc.	6,994	110
Intercontinental Exchange, Inc.	400	55
Invesco Ltd.	4,610	69
Janus Henderson Group plc	3,282	111
MarketAxess Holdings, Inc.	455	91
Morningstar, Inc.	242	71
		715

Chemicals—0.5%
Air Products & Chemicals, Inc.	269	70
Cabot Corp.	1,011	93
International Flavors & Fragrances, Inc.	717	68
Linde plc	253	111
NewMarket Corp.	201	104
Sherwin-Williams Co. (The)	383	114
		560

Commercial Services & Supplies—0.5%
Brady Corp. Class A	882	58
Cintas Corp.	332	233
Ennis, Inc.	3,077	67
Republic Services, Inc. Class A	143	28
Waste Management, Inc.	765	163
		549

Communications Equipment—0.2%
Cisco Systems, Inc.	452	22
Extreme Networks, Inc.(1)	17,863	240
		262

Construction & Engineering—0.1%
MDU Resources Group, Inc.	6,335	159
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Construction Materials—0.2%
Eagle Materials, Inc.	435	$ 94
Martin Marietta Materials, Inc.	118	64
Vulcan Materials Co.	522	130
		288

Consumer Finance—0.1%
Nelnet, Inc. Class A	1,278	129
Consumer Staples Distribution & Retail—0.4%
Costco Wholesale Corp.	143	122
Sysco Corp.	342	24
U.S. Foods Holding Corp.(1)	1,849	98
Walmart, Inc.	3,569	242
		486

Containers & Packaging—0.1%
AptarGroup, Inc.	778	109
Sealed Air Corp.	1,143	40
		149

Distributors—0.1%
Genuine Parts Co.	407	56
Diversified Consumer Services—0.2%
Grand Canyon Education, Inc.(1)	420	59
Rollins, Inc.	2,315	113
Universal Technical Institute, Inc.(1)	3,560	56
		228

Diversified REITs—0.2%
Agree Realty Corp.	1,396	86
Equity Commonwealth(1)	695	14
First Industrial Realty Trust, Inc.	1,326	63
Realty Income Corp.	474	25
		188

Diversified Telecommunication Services—0.4%
AT&T, Inc.	10,667	204
Frontier Communications Parent, Inc.(1)	1,603	42
Verizon Communications, Inc.	7,006	289
		535

Electric Utilities—0.2%
Duke Energy Corp.	799	80
IDACORP, Inc.	247	23
OGE Energy Corp.	838	30
PG&E Corp.	7,131	124
PPL Corp.	817	23
		280

Electrical Equipment—0.3%
AMETEK, Inc.	670	112
Eaton Corp. plc	322	101
Emerson Electric Co.	546	60
NEXTracker, Inc. Class A(1)	669	31
	Shares	Value

Electrical Equipment—continued
Vertiv Holdings Co. Class A	585	$ 51
		355

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. Class A	1,042	70
CDW Corp.	389	87
Insight Enterprises, Inc.(1)	432	86
Jabil, Inc.	794	86
Trimble, Inc.(1)	1,445	81
		410

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	1,596	56
Halliburton Co.	2,892	98
Schlumberger N.V.	1,959	92
		246

Entertainment—0.2%
Electronic Arts, Inc.	828	115
Spotify Technology S.A.(1)	229	72
Walt Disney Co. (The)	260	26
		213

Financial Services—1.0%
Acacia Research Corp.(1)	10,309	52
Banco Latinoamericano de Comercio Exterior S.A. Class E	8,397	249
Corpay, Inc.(1)	322	86
Euronet Worldwide, Inc.(1)	847	88
Fidelity National Information Services, Inc.	1,242	93
Fiserv, Inc.(1)	1,212	181
Mastercard, Inc. Class A	137	60
MGIC Investment Corp.	4,707	101
NMI Holdings, Inc. Class A(1)	3,105	106
Visa, Inc. Class A	769	202
		1,218

Food Products—0.8%
Campbell Soup Co.	564	25
Conagra Brands, Inc.	10,278	292
Flowers Foods, Inc.	1,004	22
Freshpet, Inc.(1)	421	54
General Mills, Inc.	4,420	280
Hershey Co. (The)	627	115
Hormel Foods Corp.	909	28
J.M. Smucker Co. (The)	207	23
Kellanova	468	27
Post Holdings, Inc.(1)	317	33
TreeHouse Foods, Inc.(1)	1,739	64
		963

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	1,152	81
Ground Transportation—0.2%
Saia, Inc.(1)	104	49
Uber Technologies, Inc.(1)	918	67

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Ground Transportation—continued
Union Pacific Corp.	672	$ 152
		268

Health Care REITs—0.1%
LTC Properties, Inc.	3,279	113
Healthcare Equipment & Supplies—0.4%
Becton Dickinson & Co.	378	89
Boston Scientific Corp.(1)	1,428	110
Hologic, Inc.(1)	799	59
Medtronic plc	750	59
Neogen Corp.(1)	9,720	152
		469

Healthcare Providers & Services—0.5%
Cencora, Inc.	356	80
Chemed Corp.	282	153
CorVel Corp.(1)	436	111
HCA Healthcare, Inc.	290	93
Humana, Inc.	194	72
McKesson Corp.	99	58
ModivCare, Inc.(1)	824	22
UnitedHealth Group, Inc.	113	58
		647

Healthcare Technology—0.1%
HealthStream, Inc.	2,131	59
Hotels, Restaurants & Leisure—1.3%
Bloomin’ Brands, Inc.	3,033	58
Carnival Corp.(1)	3,828	72
Chipotle Mexican Grill, Inc. Class A(1)	1,400	88
Cracker Barrel Old Country Store, Inc.	5,395	227
Darden Restaurants, Inc.	2,187	331
DoorDash, Inc. Class A(1)	441	48
Golden Entertainment, Inc.	12,627	393
Hilton Worldwide Holdings, Inc.	504	110
McDonald’s Corp.	359	91
Royal Caribbean Cruises Ltd.(1)	418	67
Wendy’s Co. (The)	5,675	96
Yum! Brands, Inc.	447	59
		1,640

Household Durables—0.6%
DR Horton, Inc.	645	91
Garmin Ltd.	343	56
Installed Building Products, Inc.	455	94
Lennar Corp. Class A	479	72
PulteGroup, Inc.	473	52
Sonos, Inc.(1)	2,400	35
TopBuild Corp.(1)	135	52
Worthington Enterprises, Inc.	4,735	224
		676

Household Products—0.3%
Church & Dwight Co., Inc.	255	27
Colgate-Palmolive Co.	1,101	107
Kimberly-Clark Corp.	227	31
	Shares	Value

Household Products—continued
Procter & Gamble Co. (The)	412	$ 68
Reynolds Consumer Products, Inc.	817	23
WD-40 Co.	415	91
		347

Independent Power and Renewable Electricity Producers—0.0%
Vistra Corp.	576	50
Industrial Conglomerates—0.2%
3M Co.	446	46
General Electric Co.	932	148
Honeywell International, Inc.	381	81
		275

Insurance—0.7%
Allstate Corp. (The)	508	81
AMERISAFE, Inc.	487	21
Aon plc Class A	81	24
Chubb Ltd.	379	97
CNA Financial Corp.	472	22
Gallagher (Arthur J.) & Co.	128	33
Hartford Financial Services Group, Inc. (The)	208	21
Kinsale Capital Group, Inc.	228	88
Loews Corp.	417	31
Markel Group, Inc.(1)	48	76
Marsh & McLennan Cos., Inc.	917	193
Old Republic International Corp.	687	21
Progressive Corp. (The)	363	75
Travelers Cos., Inc. (The)	266	54
Willis Towers Watson plc	258	68
		905

Interactive Media & Services—0.3%
Alphabet, Inc. Class A	948	173
Meta Platforms, Inc. Class A	270	136
Pinterest, Inc. Class A(1)	1,314	58
		367

IT Services—0.5%
Accenture plc Class A	124	38
Amdocs Ltd.	1,403	111
Applied Digital Corp.(1)	32,623	194
GoDaddy, Inc. Class A(1)	624	87
International Business Machines Corp.	9	1
Okta, Inc. Class A(1)	590	55
VeriSign, Inc.(1)	292	52
Wix.com Ltd.(1)	306	49
		587

Leisure Products—0.0%
Sturm Ruger & Co., Inc.	1,332	55
Life Sciences Tools & Services—0.2%
Danaher Corp.	118	29
Fortrea Holdings, Inc.(1)	1,309	31

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—continued
QIAGEN N.V.(1)	2,896	$ 119
		179

Machinery—1.0%
Allison Transmission Holdings, Inc.	1,219	92
Caterpillar, Inc.	593	198
Deere & Co.	148	55
Donaldson Co., Inc.	2,094	150
Illinois Tool Works, Inc.	887	210
Kennametal, Inc.	11,586	273
Lincoln Electric Holdings, Inc.	497	94
Otis Worldwide Corp.	1,244	120
Snap-on, Inc.	212	55
		1,247

Marine Transportation—0.1%
Kirby Corp.(1)	762	91
Matson, Inc.	482	63
		154

Media—0.3%
Omnicom Group, Inc.	718	64
Scholastic Corp.	8,117	288
		352

Metals & Mining—0.3%
Carpenter Technology Corp.	1,822	200
Freeport-McMoRan, Inc.	1,574	76
Southern Copper Corp.	1,154	124
		400

Mortgage Real Estate Investment Trusts (REITs)—0.2%
PennyMac Mortgage Investment Trust	18,148	250
Multi-Utilities—0.2%
CenterPoint Energy, Inc.	812	25
CMS Energy Corp.	553	33
Consolidated Edison, Inc.	840	75
DTE Energy Co.	194	22
Northwestern Energy Group, Inc.	545	27
Public Service Enterprise Group, Inc.	405	30
WEC Energy Group, Inc.	388	30
		242

Oil, Gas & Consumable Fuels—2.0%
Antero Midstream Corp.	17,017	251
Chesapeake Energy Corp.	1,045	86
CVR Energy, Inc.	19,486	521
Delek Logistics Partners LP	1,208	49
Dorchester Minerals LP	3,269	101
Exxon Mobil Corp.	753	87
Hess Corp.	2,736	403
Kinder Morgan, Inc.	2,666	53
Marathon Oil Corp.	13,036	374
Marathon Petroleum Corp.	761	132
Riley Exploration Permian, Inc.	9,228	261
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Sitio Royalties Corp. Class A	3,121	$ 74
		2,392

Personal Care Products—0.0%
Coty, Inc. Class A(1)	5,020	50
Pharmaceuticals—0.5%
Axsome Therapeutics, Inc.(1)	650	52
Bausch Health Cos., Inc.(1)	5,026	35
Bristol-Myers Squibb Co.	1,274	53
Eli Lilly & Co.	172	156
Johnson & Johnson	815	119
Merck & Co., Inc.	247	31
Zoetis, Inc. Class A	602	104
		550

Professional Services—0.7%
Alight, Inc. Class A(1)	6,233	46
Booz Allen Hamilton Holding Corp. Class A	373	57
CACI International, Inc. Class A(1)	63	27
Fair Isaac Corp.(1)	38	57
Leidos Holdings, Inc.	205	30
Parsons Corp.(1)	699	57
Paychex, Inc.	3,067	364
Resources Connection, Inc.	12,786	141
Thomson Reuters Corp.	426	72
Verisk Analytics, Inc. Class A	216	58
		909

Real Estate Management & Development—0.2%
CBRE Group, Inc. Class A(1)	1,012	90
Howard Hughes Holdings, Inc.(1)	1,434	93
		183

Residential REITs—0.1%
Equity LifeStyle Properties, Inc.	902	59
Retail REITs—0.0%
NNN REIT, Inc.	504	21
Semiconductors & Semiconductor Equipment—0.1%
Broadcom, Inc.	73	117
Intel Corp.	1,159	36
Tower Semiconductor Ltd.(1)	183	7
		160

Software—1.2%
Check Point Software Technologies Ltd.(1)	443	73
Crowdstrike Holdings, Inc. Class A(1)	151	58
CyberArk Software Ltd.(1)	220	60
Dolby Laboratories, Inc. Class A	904	72
Elastic N.V.(1)	466	53
Gen Digital, Inc.	2,675	67
Intapp, Inc.(1)	1,486	55
JFrog Ltd.(1)	1,199	45
Microsoft Corp.	229	102
Nutanix, Inc. Class A(1)	774	44

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Software—continued
Oracle Corp.	2,217	$ 313
PTC, Inc.(1)	582	106
Roper Technologies, Inc.	205	116
Salesforce, Inc.	320	82
ServiceNow, Inc.(1)	104	82
Tyler Technologies, Inc.(1)	174	87
Zeta Global Holdings Corp. Class A(1)	2,676	47
Zuora, Inc. Class A(1)	5,431	54
		1,516

Specialized REITs—0.0%
Four Corners Property Trust, Inc.	1,182	29
VICI Properties, Inc. Class A	844	24
		53

Specialty Retail—0.4%
AutoZone, Inc.(1)	18	53
Bath & Body Works, Inc.	1,001	39
Home Depot, Inc. (The)	267	92
O’Reilly Automotive, Inc.(1)	110	116
TJX Cos., Inc. (The)	1,130	125
Tractor Supply Co.	449	121
		546

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	1,018	214
HP, Inc.	160	6
		220

Textiles, Apparel & Luxury Goods—0.2%
Deckers Outdoor Corp.(1)	50	48
NIKE, Inc. Class B	2,858	216
		264

Tobacco—0.0%
Philip Morris International, Inc.	254	26
Trading Companies & Distributors—0.5%
Core & Main, Inc. Class A(1)	2,046	100
Fastenal Co.	2,359	148
GMS, Inc.(1)	1,008	81
MSC Industrial Direct Co., Inc. Class A	1,242	99
United Rentals, Inc.	250	162
		590

Water Utilities—0.1%
York Water Co. (The)	1,853	69
Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	633	111
Total Common Stocks (Identified Cost $28,757)		30,848

	Shares	Value

Master Limited Partnerships and Related Companies—0.8%
Diversified—0.4%
Alliance Resource Partners LP	10,248	$ 251
CVR Partners LP	675	51
Energy Transfer LP	3,415	56
Enterprise Products Partners LP	3,867	112
MPLX LP	1,276	54
		524

Downstream/Other—0.2%
USA Compression Partners LP	10,381	246
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	13,209	251
Total Master Limited Partnerships and Related Companies (Identified Cost $1,016)		1,021

Total Long-Term Investments—26.0% (Identified Cost $29,773)		31,869

	Par Value
Short-Term Investments—60.6%
Certificate of Deposit—3.3%
Royal Bank of Canada 5.960% 9/20/24	$ 4,000	4,003
Total Certificate of Deposit (Identified Cost $4,000)		4,003

	Shares
Money Market Mutual Fund—17.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(2)	21,430,329	21,430
Total Money Market Mutual Fund (Identified Cost $21,430)		21,430

	Par Value
U.S. Government Securities—39.8%
U.S. Treasury Bills
0.000%, 7/2/24(3)	$ 10,000	9,999
0.000%, 7/9/24(3)	10,000	9,988
0.000%, 7/11/24(3)	11,000	10,984
0.000%, 7/16/24(3)	4,000	3,991
0.000%, 7/23/24(3)	7,000	6,978

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value
0.000%, 9/19/24(3)	$ 7,000	$ 6,919
Total U.S. Government Securities (Identified Cost $48,859)		48,859

Total Short-Term Investments (Identified Cost $74,289)		74,292

TOTAL INVESTMENTS—86.6% (Identified Cost $104,062)		$106,161
Other assets and liabilities, net—13.4%		16,435
NET ASSETS—100.0%		$122,596

Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
USFF	U.S. Federal Funds
WTI	West Texas Intermediate
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	94%
Canada	4
Ireland	1
Bermuda	1
Total	100%
† % of total investments as of June 30, 2024.

Exchange-traded futures contracts as of June 30, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2024	4	$321	$—	$(2)
FTSE China Index Future	July 2024	209	2,488	—	(19)
FTSE Taiwan Index Future	July 2024	7	540	4	—
Hang Seng Index Future	July 2024	4	452	—	(10)
HSCEI Index Future	July 2024	21	842	—	(15)
IBEX 35 Index Future	July 2024	4	466	—	(4)
Indian Rupee Future	July 2024	244	5,849	9	—
MSCI Singapore IX ETS Future	July 2024	9	210	3	—
OMXS 30 Index Future	July 2024	22	535	2	—
Crude Oil Future	August 2024	23	1,875	149	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Gold Future	August 2024	19	$4,445	$—	$(144)
Live Cattle Future	August 2024	17	1,261	36	—
Low Sulphur Gas Oil Future	August 2024	14	1,098	95	—
Natural Gas Future	August 2024	9	234	—	(48)
10 Year U.K. Gilt Future	September 2024	40	4,934	20	—
10 Year U.S. Ultra Future	September 2024	12	1,362	—	(1)
Australian Dollar Future	September 2024	21	1,403	12	—
Brent Crude Future	September 2024	51	4,335	357	—
Coffee ’C’ Future	September 2024	7	595	—	(8)
Copper Future	September 2024	46	5,050	—	(135)
DAX Index Future	September 2024	1	493	5	—
Dollar Index Future	September 2024	30	3,166	24	—
Euro Currency Future	September 2024	6	806	—	(3)
Euro STOXX 50® Index Future	September 2024	42	2,216	12	—
Euro-BTP Future	September 2024	61	7,532	—	(74)
Euro-OAT Future	September 2024	58	7,648	—	(63)
FTSE 100 Index Future	September 2024	7	727	1	—
FTSE/JSE Top 40 Future	September 2024	4	162	2	—
FTSE/MIB Index Future	September 2024	2	357	4	—
LME Aluminium Future	September 2024	3	204	—	(14)
LME Nickel Future	September 2024	2	258	—	(51)
LME Zinc Future	September 2024	3	213	7	—
Mexican Peso Future	September 2024	96	2,586	17	—
MSCI EAFE® Index Future	September 2024	40	4,686	—	(29)
MSCI Emerging Markets Index Future	September 2024	102	5,550	12	—
Nasdaq 100® E-Mini Future	September 2024	12	4,783	15	—
OSE Nikkei 225 Future	September 2024	1	246	2	—
Russell 2000® E-Mini Future	September 2024	111	11,461	—	(5)
S&P 500® E-Mini Future	September 2024	25	6,902	8	—
S&P Mid 400® E-Mini Index Future	September 2024	20	5,916	—	(21)
S&P/TSX 60 Index Future	September 2024	5	958	7	—
Silver Future	September 2024	2	296	—(1)	—
SPI 200 Index Future	September 2024	11	1,426	10	—
STOXX Europe 600 Future	September 2024	366	10,077	—	(8)
TOPIX Index Future	September 2024	31	5,415	51	—
Soybean Meal Future	December 2024	38	1,275	—	(79)
				$864	$(733)
Short Contracts:
Brazil Real Future	August 2024	(11)	(196)	5	—
Gasoline RBOB Future	August 2024	(6)	(630)	—	(40)
NY Harbor ULSD Future	August 2024	(17)	(1,809)	—	(110)
2 Year U.S. Treasury Note Future	September 2024	(65)	(13,274)	—	(25)
3 Year Australian Bond Future	September 2024	(19)	(1,337)	4	—
3-Month EURIBOR Future	September 2024	(33)	(8,523)	18	—
3-Month SOFR Future	September 2024	(74)	(17,547)	—(1)	—
5 Year U.S. Treasury Note Future	September 2024	(14)	(1,492)	—	(4)
10 Year Australian Bond Future	September 2024	(109)	(8,258)	18	—
10 Year Canadian Bond Future	September 2024	(33)	(2,896)	38	—
10 Year Euro-Bund Future	September 2024	(35)	(4,934)	—	(7)
10 Year U.S. Treasury Note Future	September 2024	(180)	(19,797)	—	(108)
10 Year U.S. Ultra Bond Future	September 2024	(1)	(125)	—	(2)
British Pound Future	September 2024	(19)	(1,502)	11	—
Canadian Dollar Future	September 2024	(44)	(3,221)	—	(11)
Euro-BOBL Future	September 2024	(12)	(1,496)	—	(15)
Euro-BTP Future	September 2024	(9)	(1,012)	—	—(1)
Euro-Schatz Future	September 2024	(47)	(5,320)	—	(26)
Japanese Yen Future	September 2024	(80)	(6,293)	142	—
LME Aluminium Future	September 2024	(5)	(324)	8	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
LME Nickel Future	September 2024	(2)	$(208)	$—(1)	$—
LME Zinc Future	September 2024	(1)	(79)	5	—
Sugar Future	October 2024	(46)	(1,046)	—	(66)
Soybean Future	November 2024	(24)	(1,325)	37	—
Corn Future	December 2024	(80)	(1,683)	171	—
Cotton No. 2 Future	December 2024	(21)	(763)	2	—
Soybean Oil Future	December 2024	(8)	(210)	2	—
Wheat Future	December 2024	(22)	(657)	81	—
				542	(414)
Total				$1,406	$(1,147)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
NOK	24,000	USD	2,256	UBS AG	09/18/24	$—	$(4)
NZD	2,600	USD	1,601	UBS AG	09/18/24	—	(17)
PLN	3,500	USD	860	UBS AG	09/18/24	8	—
SEK	14,000	USD	1,341	UBS AG	09/18/24	—	(15)
USD	5,641	CHF	5,000	UBS AG	09/18/24	21	—
USD	377	NOK	4,000	UBS AG	09/18/24	2	—
USD	6,064	NZD	9,900	UBS AG	09/18/24	34	—
USD	382	SEK	4,000	UBS AG	09/18/24	3	—
USD	928	SGD	1,250	UBS AG	09/18/24	2	—
ZAR	6,500	USD	352	UBS AG	09/18/24	3	—
Total						$73	$(36)

Over-the-counter equity basket total return swap outstanding as of June 30, 2024 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(18,808)	$—	$(18,808)	(15.34)%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2024:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,051)	$(74)	$(74)	$—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,454)	(79)	(79)	—
						(153)	(153)	—
Automobiles
Ford Motor Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(861)	(11)	(11)	—
Rivian Automotive, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(6,123)	(82)	(82)	—
						(93)	(93)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Banks
Eastern Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,384)	$(215)	$(215)	$—
Pacific Premier Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,668)	(107)	(107)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,909)	(252)	(252)	—
UMB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,844)	(404)	(404)	—
Valley National Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(37,248)	(260)	(260)	—
						(1,238)	(1,238)	—
Biotechnology
Exact Sciences Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,221)	(52)	(52)	—
GRAIL, Inc.	USFF -2.030%	Quarterly	MS	5/2/2028	(19)	(0)	(0)	—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(827)	(98)	(98)	—
Natera, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(673)	(73)	(73)	—
Syndax Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,765)	(57)	(57)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(970)	(48)	(48)	—
Veracyte, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,351)	(29)	(29)	—
						(357)	(357)	—
Broadline Retail
Coupang, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,849)	(80)	(80)	—
Etsy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(814)	(48)	(48)	—
Global-e Online Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,081)	(112)	(112)	—
						(240)	(240)	—
Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,191)	(265)	(265)	—
Moelis & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,855)	(105)	(105)	—
Patria Investments Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,145)	(231)	(231)	—
Robinhood Markets, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,061)	(115)	(115)	—
Stepstone Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,217)	(102)	(102)	—
						(818)	(818)	—
Chemicals
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(426)	(41)	(41)	—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,818)	(115)	(115)	—
Chemours Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(4,235)	(96)	(96)	—
Corteva, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,317)	(71)	(71)	—
Dupont De Nemours, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(897)	(72)	(72)	—
Ingevity Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(828)	(36)	(36)	—
Mosaic Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,877)	(54)	(54)	—
						(485)	(485)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,163)	(112)	(112)	—

Communications Equipment
Arista Networks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(189)	(66)	(66)	—
Calix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,100)	(75)	(75)	—
						(141)	(141)	—
Consumer Finance
Lendingtree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(352)	(15)	(15)	—

Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(839)	(89)	(89)	—
Target Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,045)	(155)	(155)	—
Walgreens Boots Alliance, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,304)	(40)	(40)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
						(284)	(284)	—
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(31,031)	$(304)	$(304)	$—
Avery Dennison Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(325)	(71)	(71)	—
						(375)	(375)	—
Diversified Consumer Services
H&R Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,267)	(69)	(69)	—
Service Corp. International	USFF -0.450%	Quarterly	MS	5/2/2028	(427)	(30)	(30)	—
						(99)	(99)	—
Diversified REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,845)	(98)	(98)	—
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,008)	(100)	(100)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,750)	(48)	(48)	—
Gaming and Leisure Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,820)	(173)	(173)	—
Global Net Lease, Inc.	USFF -1.480%	Quarterly	MS	5/2/2028	(12,958)	(95)	(95)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,164)	(102)	(102)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(5,238)	(117)	(117)	—
Macerich Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(6,911)	(107)	(107)	—
National Health Investors, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,710)	(251)	(251)	—
Service Properties Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(18,681)	(96)	(96)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(737)	(41)	(41)	—
						(1,228)	(1,228)	—
Diversified Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,891)	(107)	(107)	—
Iridium Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,851)	(49)	(49)	—
						(156)	(156)	—
Electric Utilities
NextEra Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,910)	(135)	(135)	—
NRG Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(354)	(28)	(28)	—
Southern Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(295)	(23)	(23)	—
						(186)	(186)	—
Electrical Equipment
Array Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,413)	(45)	(45)	—
Shoals Technologies Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,016)	(38)	(38)	—
						(83)	(83)	—
Energy Equipment & Services
Valaris Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,626)	(121)	(121)	—

Entertainment
Live Nation Entertainment, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(933)	(87)	(87)	—
Netflix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(124)	(84)	(84)	—
Playtika Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,960)	(47)	(47)	—
Roblox Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,276)	(85)	(85)	—
Roku, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(288)	(17)	(17)	—
Sphere Entertainment Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,075)	(108)	(108)	—
Warner Bros Discovery, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,394)	(137)	(137)	—
						(565)	(565)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Financial Services
AvidXchange Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,037)	$(121)	$(121)	$—
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,206)	(142)	(142)	—
Marqeta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,639)	(108)	(108)	—
PayPal Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,048)	(61)	(61)	—
						(432)	(432)	—
Food Products
Archer-Daniels-Midland Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,151)	(69)	(69)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(621)	(20)	(20)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(148)	(10)	(10)	—
						(99)	(99)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(280)	(33)	(33)	—
UGI Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,603)	(82)	(82)	—
						(115)	(115)	—
Ground Transportation
Avis Budget Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(437)	(46)	(46)	—
Hertz Global Holdings, Inc.	USFF -0.880%	Quarterly	MS	5/2/2028	(9,076)	(32)	(32)	—
Lyft, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,279)	(60)	(60)	—
						(138)	(138)	—
Ground Transportation
Grab Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(31,067)	(110)	(110)	—

Health Care REITs
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,939)	(154)	(154)	—
Ventas, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,305)	(118)	(118)	—
						(272)	(272)	—
Healthcare Equipment & Supplies
Abbott Laboratories	USFF -0.450%	Quarterly	MS	5/2/2028	(255)	(26)	(26)	—
Envista Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,924)	(49)	(49)	—
InMode Ltd	USFF -0.450%	Quarterly	MS	5/2/2028	(2,977)	(54)	(54)	—
Insulet Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(315)	(64)	(64)	—
Intuitive Surgical, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(150)	(67)	(67)	—
Penumbra, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(262)	(47)	(47)	—
STAAR Surgical Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,365)	(65)	(65)	—
						(372)	(372)	—
Healthcare Providers & Services
Accolade, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,900)	(68)	(68)	—
AMN Healthcare Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,171)	(60)	(60)	—
CVS Health Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,019)	(60)	(60)	—
Guardant Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,829)	(53)	(53)	—
Surgery Partners, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,070)	(49)	(49)	—
						(290)	(290)	—
Healthcare Technology
Goodrx Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,217)	(33)	(33)	—

Hotels, Restaurants & Leisure
Airbnb, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(488)	(74)	(74)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,243)	(48)	(48)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Expedia Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(163)	$(21)	$(21)	$—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,625)	(102)	(102)	—
International Game Technology plc	USFF -0.450%	Quarterly	MS	5/2/2028	(3,659)	(75)	(75)	—
Life Time Group Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,997)	(56)	(56)	—
Marriott Vacations Worldwide Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(736)	(64)	(64)	—
Mgm Resorts International	USFF -0.450%	Quarterly	MS	5/2/2028	(278)	(12)	(12)	—
Sweetgreen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,062)	(92)	(92)	—
						(544)	(544)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(108)	(15)	(15)	—
Newell Brands, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,076)	(52)	(52)	—
						(67)	(67)	—
Insurance
Brighthouse Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,297)	(100)	(100)	—
BRP Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,553)	(161)	(161)	—
Globe Life, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(820)	(67)	(67)	—
Lincoln National Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,275)	(102)	(102)	—
						(430)	(430)	—
Interactive Media & Services
Match Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,984)	(60)	(60)	—
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,736)	(145)	(145)	—
ZoomInfo Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,319)	(17)	(17)	—
						(222)	(222)	—
IT Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,351)	(132)	(132)	—
Cloudflare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(237)	(20)	(20)	—
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,115)	(39)	(39)	—
Fastly, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,416)	(10)	(10)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(65)	(16)	(16)	—
Twilio, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(616)	(35)	(35)	—
						(252)	(252)	—
Life Sciences Tools & Services
Illumina, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(115)	(12)	(12)	—
Maravai LifeSciences Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,330)	(45)	(45)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(125)	(69)	(69)	—
						(126)	(126)	—
Machinery
Toro Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(734)	(69)	(69)	—

Media
Cable One, Inc.	USFF -0.830%	Quarterly	MS	5/2/2028	(160)	(57)	(57)	—
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(121)	(36)	(36)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,871)	(112)	(112)	—
Magnite, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,090)	(107)	(107)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(221)	(22)	(22)	—
						(334)	(334)	—
Metals & Mining
Alcoa Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,508)	(219)	(219)	—
Barrick Gold Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,121)	(85)	(85)	—
Century Aluminum Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,235)	(105)	(105)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Hecla Mining Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,017)	$(58)	$(58)	$—
MP Materials Corp.	USFF -0.630%	Quarterly	MS	5/2/2028	(3,041)	(39)	(39)	—
						(506)	(506)	—
Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,022)	(115)	(115)	—
Apollo Commercial Real Estate Finance, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(24,599)	(241)	(241)	—
Chimera Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(22,960)	(294)	(294)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(21,294)	(240)	(240)	—
New York Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(49,678)	(290)	(290)	—
						(1,180)	(1,180)	—
Multi-Utilities
Dominion Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,294)	(63)	(63)	—
Sempra Energy	USFF -0.450%	Quarterly	MS	5/2/2028	(592)	(45)	(45)	—
						(108)	(108)	—
Oil, Gas & Consumable Fuels
Chevron Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,438)	(381)	(381)	—
CNX Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,742)	(91)	(91)	—
Conocophillips	USFF -0.450%	Quarterly	MS	5/2/2028	(3,354)	(384)	(384)	—
EQT Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,431)	(90)	(90)	—
Equitrans Midstream Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,129)	(80)	(80)	—
Green Plains, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,532)	(119)	(119)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(17,929)	(249)	(249)	—
Uranium Energy Corp.	USFF -0.580%	Quarterly	MS	5/2/2028	(17,672)	(106)	(106)	—
						(1,500)	(1,500)	—
Passenger Airlines
Delta Air Lines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,715)	(81)	(81)	—
JetBlue Airways Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,474)	(58)	(58)	—
Southwest Airlines Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,656)	(76)	(76)	—
						(215)	(215)	—
Personal Care Products
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,127)	(120)	(120)	—
Kenvue, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,072)	(19)	(19)	—
						(139)	(139)	—
Pharmaceuticals
Organon & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,469)	(51)	(51)	—
Pfizer, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,059)	(58)	(58)	—
Royalty Pharma plc	USFF -0.450%	Quarterly	MS	5/2/2028	(351)	(9)	(9)	—
Viatris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,737)	(72)	(72)	—
						(190)	(190)	—
Professional Services
Automatic Data Processing, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(81)	(19)	(19)	—
Concentrix Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,117)	(71)	(71)	—
Paycor HCM, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,902)	(100)	(100)	—
						(190)	(190)	—
Real Estate Management & Development
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,238)	(99)	(99)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Residential REITs
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,302)	$(110)	$(110)	$—

Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(6,488)	(116)	(116)	—
Getty Realty Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,231)	(273)	(273)	—
						(389)	(389)	—
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(145)	(24)	(24)	—
Allegro MicroSystems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,776)	(50)	(50)	—
Ambarella, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(921)	(50)	(50)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(419)	(60)	(60)	—
Diodes, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(700)	(50)	(50)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(451)	(45)	(45)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(111)	(15)	(15)	—
Lattice Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(396)	(23)	(23)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(563)	(39)	(39)	—
Micron Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(811)	(107)	(107)	—
Monolithic Power Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(20)	(16)	(16)	—
Navitas Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(17,074)	(67)	(67)	—
NVIDIA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(840)	(104)	(104)	—
Silicon Laboratories, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(465)	(51)	(51)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(702)	(87)	(87)	—
SolarEdge Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,341)	(34)	(34)	—
Wolfspeed, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(888)	(20)	(20)	—
						(842)	(842)	—
Software
AppLovin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,078)	(90)	(90)	—
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,941)	(69)	(69)	—
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(186)	(33)	(33)	—
BILL Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(843)	(44)	(44)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,008)	(39)	(39)	—
Cleanspark, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(9,069)	(145)	(145)	—
Clear Secure, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,342)	(62)	(62)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,321)	(98)	(98)	—
Datadog, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(434)	(56)	(56)	—
Docusign, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(318)	(17)	(17)	—
Envestnet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(915)	(57)	(57)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,220)	(61)	(61)	—
HubSpot, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(44)	(26)	(26)	—
Marathon Digital Holdings, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(3,071)	(61)	(61)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(73)	(18)	(18)	—
Pagerduty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,957)	(68)	(68)	—
Palantir Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(442)	(11)	(11)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(17,800)	(163)	(163)	—
SentinelOne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,850)	(39)	(39)	—
Shutterstock, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,373)	(53)	(53)	—
Sprout Social, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,322)	(119)	(119)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,161)	(27)	(27)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,678)	(60)	(60)	—
						(1,416)	(1,416)	—
Specialized REITs
National Storage Affiliates Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(6,157)	(254)	(254)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Potlatchdeltic Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,364)	$(93)	$(93)	$—
SBA Communications Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(323)	(63)	(63)	—
						(410)	(410)	—
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(411)	(73)	(73)	—
Best Buy Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(759)	(64)	(64)	—
Burlington Stores, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(247)	(59)	(59)	—
Chewy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,530)	(96)	(96)	—
Gap, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(3,022)	(72)	(72)	—
Victoria’S Secret & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,846)	(51)	(51)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,155)	(99)	(99)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(871)	(46)	(46)	—
						(560)	(560)	—
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(328)	(98)	(98)	—

Tobacco
Altria Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,036)	(138)	(138)	—

Trading Companies & Distributors
Xometry, Inc.	USFF -0.680%	Quarterly	MS	5/2/2028	(5,519)	(64)	(64)	—

Total						$(18,808)	$(18,808)	$—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$48,859	$—	$48,859
Equity Securities:
Common Stocks	30,848	30,848	—
Master Limited Partnerships and Related Companies	1,021	1,021	—
Certificate of Deposit	4,003	—	4,003
Money Market Mutual Fund	21,430	21,430	—
Other Financial Instruments:
Futures Contracts	1,406	1,406	—
Forward Foreign Currency Exchange Contracts*	73	—	73
Total Assets	107,640	54,705	52,935
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,147)	(1,147)	—
Forward Foreign Currency Exchange Contracts*	(36)	—	(36)
Over-the-Counter Equity Basket Total Return Swaps*	—(1)	—	—(1)
Total Liabilities	(1,183)	(1,147)	(36)
Total Investments	$106,457	$53,558	$52,899

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Short-Term Investments—80.4%
Certificates of Deposits—61.5%
Bank of America N.A. 5.400%, 1/6/25	$ 43,000	$ 42,980
Bank of America N.A. 5.460%, 1/13/25	40,500	40,494
Bank of America N.A. 5.380%, 7/18/24	22,000	22,000
Bank of Nova Scotia (SOFR + 0.570%) 5.910%, 8/21/24(1)	50,000	50,032
BMO Bank 5.480%, 5/8/25	50,000	50,012
BNP Paribas USA (NY) 5.270%, 10/4/24	38,000	37,972
BNP Paribas USA (NY) 5.200%, 12/19/24	52,000	51,913
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.300%) 5.640%, 3/6/25(1)	30,000	30,012
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.250%) 5.590%, 2/13/25(1)	47,500	47,510
Cooperatieve Rabobank U.A. (SOFR + 0.290%) 5.630%, 2/4/25(1)	37,000	37,019
Cooperatieve Rabobank U.A. (SOFR + 0.180%) 5.520%, 11/4/24(1)	30,000	30,008
DNB Bank Norway (NY) 5.290%, 7/2/24	38,000	38,000
DZ Bank 5.450%, 10/22/24	30,000	29,999
DZ Bank AG 5.470%, 12/4/24	37,500	37,500
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.170%) 5.510%, 8/19/24(1)	51,500	51,503
Mizuho Bank Ltd. (SOFR + 0.170%) 5.510%, 8/7/24(1)	81,500	81,506
MUFG Bank Ltd. 5.470%, 11/12/24	45,500	45,496
National Australia Bank Ltd. (NY) 5.120%, 9/25/24	50,000	49,955
Nordea Bank ABP (NY) (SOFR + 0.560%) 5.900%, 10/23/24(1)	50,000	50,064
NorthWest Bank 5.410%, 9/23/24	25,000	25,000
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.170%) 5.510%, 9/13/24(1)	30,000	30,001
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.160%) 5.500%, 9/11/24(1)	35,000	35,002
Royal Bank of Canada 5.960%, 9/20/24	50,000	50,034
Royal Bank of Canada 5.830%, 7/23/24	50,000	50,010
SEB (NY) 5.250%, 10/8/24	25,000	24,979
SEB (NY) 5.310%, 7/11/24	88,000	88,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.170%) 5.510%, 8/7/24(1)	46,500	46,502
Sumitomo Mitsui Banking Corp. (SOFR + 0.250%) 5.590%, 11/4/24(1)	40,000	40,012
	Par Value	Value
Certificates of Deposits—continued
Svenska Handelsbanken (SOFR + 0.540%) 5.880%, 10/4/24(1)	$ 37,500	$ 37,546
SYS 5.410%, 6/18/25	50,000	49,997
Toronto-Dominion Bank (NY) 5.950%, 7/2/24	25,000	25,001
Toronto-Dominion Bank (NY) 5.970%, 10/7/24	50,000	50,038
WST (NY) 5.840%, 8/15/24	45,000	45,016
Total Certificates of Deposits (Identified Cost $1,421,021)		1,421,113

	Shares
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(2)	139,152,509	139,153
Total Money Market Mutual Fund (Identified Cost $139,153)		139,153

	Par Value
U.S. Government Securities—12.9%
U.S. Treasury Bills
0.000%, 7/2/24(3)	$ 18,000	17,997
0.000%, 7/5/24(3)	8,000	7,995
0.000%, 7/9/24(3)	5,000	4,994
0.000%, 7/11/24(3)	8,000	7,988
0.000%, 7/16/24(3)	8,000	7,983
0.000%, 7/18/24(3)	8,000	7,980
0.000%, 7/23/24(3)	24,000	23,923
0.000%, 7/25/24(3)	15,000	14,948
0.000%, 7/30/24(3)	9,000	8,962
0.000%, 8/6/24(3)	9,000	8,953
0.000%, 8/8/24(3)	10,000	9,945
0.000%, 8/13/24(3)	22,000	21,862
0.000%, 8/20/24(3)	45,000	44,672
0.000%, 8/22/24(3)	42,500	42,179
0.000%, 9/5/24(3)	45,000	44,570
0.000%, 9/17/24(3)	7,000	6,921
0.000%, 9/26/24(3)	10,000	9,874
0.000%, 10/24/24(3)	5,000	4,917
Total U.S. Government Securities (Identified Cost $296,665)		296,663

Total Short-Term Investments (Identified Cost $1,856,839)		1,856,929

TOTAL INVESTMENTS—80.4% (Identified Cost $1,856,839)		$1,856,929
Other assets and liabilities, net—19.6%		453,698
NET ASSETS—100.0%		$2,310,627
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
KC HRW	Kansas City Hard Red Winter
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
OSE	Osaka Stock Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	64%
Canada	12
Japan	12
Netherlands	4
Singapore	3
Finland	3
Sweden	2
Total	100%
† % of total investments as of June 30, 2024.
Exchange-traded futures contracts as of June 30, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2024	341	$27,362	$—	$(250)
FTSE China A50 Future	July 2024	1,122	13,354	—	(102)
FTSE Taiwan Index Future	July 2024	1,124	86,717	703	—
Hang Seng Index Future	July 2024	178	20,093	—	(431)
HSCEI Index Future	July 2024	686	27,518	—	(495)
IBEX 35 Index Future	July 2024	562	65,460	—	(567)
IFSC Nifty 50 Futures	July 2024	1,610	77,729	1,117	—
MSCI Singapore IX ETS Future	July 2024	1,565	36,511	553	—
OMXS 30 Index Future	July 2024	3,023	73,529	259	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Crude Oil Future	August 2024	831	$67,760	$378	$—
Gasoline RBOB Future	August 2024	89	9,351	—	(106)
Gold Future	August 2024	859	200,972	—	(8,943)
Live Cattle Future	August 2024	650	48,210	657	—
Low Sulphur Gas Oil Future	August 2024	336	26,342	—	(34)
SGX Iron Ore Future	August 2024	519	5,520	175	—
10 Year Canadian Bond Future	September 2024	1,604	140,779	—	(2,365)
10 Year U.K. Gilt Future	September 2024	909	112,114	—	(1,220)
30 Year U.S. Treasury Bond Future	September 2024	97	11,476	—	(176)
Aluminium Future	September 2024	14	873	—	(16)
Australian Dollar Future	September 2024	1,376	91,958	499	—
Brent Crude Future	September 2024	1,107	94,095	1,223	—
British Pound Future	September 2024	1,299	102,694	—	(1,108)
Cocoa Future	September 2024	197	15,230	—	(2,067)
Coffee ’C’ Future	September 2024	441	37,507	—	(605)
Copper Future	September 2024	1,253	137,564	—	(3,897)
DAX Index Future	September 2024	172	84,747	792	—
DJIA Mini E-CBOT Future	September 2024	819	161,626	1,467	—
Euro STOXX 50® Index Future	September 2024	2,268	119,648	670	—
Euro-BTP Future	September 2024	298	36,794	—	(380)
FTSE 100 Index Future	September 2024	1,246	129,345	164	—
FTSE/JSE Future	September 2024	221	8,957	95	—
FTSE/MIB Index Future	September 2024	402	71,824	845	—
LME Aluminium Future	September 2024	622	40,956	—	(1,715)
LME Copper Future	September 2024	176	46,459	—	(4,254)
LME Nickel Future	September 2024	79	10,105	—	(1,917)
LME Zinc Future	September 2024	268	20,980	—	(1,312)
MSCI EAFE® Index Future	September 2024	1,135	132,977	—	(837)
MSCI Emerging Markets Index Future	September 2024	1,633	88,851	108	—
Nasdaq 100® E-Mini Future	September 2024	499	198,874	632	—
OSE Nikkei 225 Future	September 2024	261	64,208	556	—
Russell 2000® E-Mini Future	September 2024	404	41,713	—	(358)
S&P 500® E-Mini Index Future	September 2024	921	254,265	1,334	—
S&P Mid 400® E-Mini Index Future	September 2024	288	85,193	—	(304)
S&P/TSX 60 Index Future	September 2024	561	107,480	747	—
Silver Future	September 2024	544	80,403	2	—
SPI 200 Future	September 2024	836	108,360	847	—
STOXX Europe 600 Future	September 2024	2,121	58,400	—	(47)
TOPIX Index Future	September 2024	481	84,023	877	—
U.S. Treasury Ultra Bond Future	September 2024	101	12,660	—	(282)
Platinum Future	October 2024	190	9,634	476	—
3-Month CORRA Futures	December 2024	262	45,846	—	(76)
				$15,176	$(33,864)
Short Contracts:
Indian Rupee Future	July 2024	(1,412)	(33,848)	—	(60)
Korean Won Futures	July 2024	(538)	(9,766)	5	—
Brazil Real Future	August 2024	(1,296)	(23,121)	626	—
Lean Hogs Future	August 2024	(886)	(31,719)	543	—
Natural Gas Future	August 2024	(234)	(6,086)	435	—
NY Harbor ULSD Future	August 2024	(69)	(7,341)	—	(431)
2 Year U.S. Treasury Note Future	September 2024	(6,412)	(1,309,451)	—	(2,610)
3 Year Australian Bond Future	September 2024	(4,621)	(325,088)	419	—
5 Year U.S. Treasury Note Future	September 2024	(2,319)	(247,155)	—	(1,094)
10 Year Euro-Bund Future	September 2024	(503)	(70,902)	—	(1,002)
10 Year U.S. Treasury Note Future	September 2024	(960)	(105,585)	—	(700)
10 Year U.S. Ultra Future	September 2024	(692)	(78,564)	—	(781)
10 Year Australian Bond Future	September 2024	(919)	(69,625)	—	(40)
30 Year Euro-BUXL Bond Future	September 2024	(147)	(20,504)	—	(327)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month SOFR Future	September 2024	(12,119)	$(2,873,718)	$5,222	$—
3-Month EURIBOR Future	September 2024	(15,098)	(3,899,608)	5,444	—
3-Month SONIA Index Future	September 2024	(4,216)	(1,266,343)	623	—
90-Day Bank Bill Future	September 2024	(1,344)	(886,743)	157	—
Canadian Dollar Future	September 2024	(4,195)	(307,074)	—	(1,892)
Euro Currency Future	September 2024	(3,878)	(521,203)	1,144	—
Euro-BOBL Future	September 2024	(2,161)	(269,480)	—	(2,639)
Euro-BTP Future	September 2024	(2,482)	(279,127)	—	(122)
Euro-OAT Future	September 2024	(1,879)	(247,756)	405	—
Euro-Schatz Future	September 2024	(11,349)	(1,284,700)	—	(6,230)
Japanese Yen Future	September 2024	(4,465)	(351,200)	8,752	—
LME Aluminium Future	September 2024	(205)	(12,934)	1	—
LME Nickel Future	September 2024	(188)	(19,718)	234	—
LME Zinc Future	September 2024	(20)	(1,433)	—	(34)
Palladium Future	September 2024	(92)	(8,997)	—	(267)
Sugar Future	October 2024	(1,737)	(39,492)	—	(2,420)
Soybean Future	November 2024	(2,055)	(113,436)	3,763	—
Corn Future	December 2024	(4,290)	(90,251)	7,944	—
Cotton No. 2 Future	December 2024	(608)	(22,098)	96	—
ECX Emission Future	December 2024	(133)	(9,610)	—	(783)
KC HRW Wheat Future	December 2024	(136)	(4,102)	75	—
Soybean Meal Future	December 2024	(269)	(9,025)	76	—
Soybean Oil Future	December 2024	(1,303)	(34,235)	202	—
Wheat Future	December 2024	(752)	(22,447)	623	—
				36,789	(21,432)
Total				$51,965	$(55,296)

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	20,875	USD	23,860	UBS AG	09/18/24	$—	$(395)
MXN	870,500	USD	46,699	UBS AG	09/18/24	280	—
NZD	397,600	USD	243,546	UBS AG	09/18/24	—	(1,371)
PLN	685,000	USD	168,422	UBS AG	09/18/24	1,569	—
SEK	372,000	USD	35,811	UBS AG	09/18/24	—	(566)
TRY	314,100	USD	8,904	UBS AG	09/18/24	—	(102)
USD	261,404	CHF	231,875	UBS AG	09/18/24	761	—
USD	94,563	MXN	1,780,000	UBS AG	09/18/24	—	(1,500)
USD	27,167	NOK	290,000	UBS AG	09/18/24	—	(50)
USD	75,818	NZD	124,000	UBS AG	09/18/24	291	—
USD	68,414	PLN	278,500	UBS AG	09/18/24	—	(700)
USD	35,354	SEK	372,000	UBS AG	09/18/24	109	—
USD	337,730	SGD	455,250	UBS AG	09/18/24	703	—
USD	179,873	CNH	1,299,000	UBS AG	09/19/24	796	—
ZAR	3,192,000	USD	172,540	UBS AG	09/18/24	1,818	—
Total						$6,327	$(4,684)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$296,663	$—	$296,663
Certificates of Deposits	1,421,113	—	1,421,113
Money Market Mutual Fund	139,153	139,153	—
Other Financial Instruments:
Futures Contracts	51,965	51,965	—
Forward Foreign Currency Exchange Contracts*	6,327	—	6,327
Total Assets	1,915,221	191,118	1,724,103
Liabilities:
Other Financial Instruments:
Futures Contracts	(55,296)	(55,296)	—
Forward Foreign Currency Exchange Contracts*	(4,684)	—	(4,684)
Total Liabilities	(59,980)	(55,296)	(4,684)
Total Investments	$1,855,241	$135,822	$1,719,419

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) June 30, 2024
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$106,161	$1,856,929
Cash	4,661	77,171
Cash pledged as collateral for derivatives	4,473	50,635
Cash pledged as collateral for futures contracts	7,080	311,581
Variation margin receivable on futures contracts	308	4,100
Unrealized appreciation on futures contracts (LME)	21	235
Unrealized appreciation on forward foreign currency exchange contracts	73	6,327
Receivables
Investment securities sold	387	—
Fund shares sold	73	6,255
Dividends and interest	334	18,410
Tax reclaims	—(a)	—
Prepaid Trustees’ retainer	1	45
Prepaid expenses	27	54
Other assets	16	293
Total assets	123,615	2,332,035
Liabilities
Due to broker for futures and swap contracts	52	6
Variation margin payable on futures contracts	91	2,666
Unrealized depreciation on futures contracts (LME)	65	9,232
Unrealized depreciation on forward foreign currency exchange contracts	36	4,684
Payables
Fund shares repurchased	241	1,574
Investment securities purchased	345	—
Investment advisory fees	65	2,141
Distribution and service fees	4	31
Administration and accounting fees	11	197
Transfer agent and sub-transfer agent fees and expenses	23	428
Professional fees	39	41
Trustee deferred compensation plan	16	293
Interest expense and/or commitment fees	1	15
Other accrued expenses	30	100
Total liabilities	1,019	21,408
Commitments and contingencies (Note 4D)	—	—
Net Assets	$122,596	$2,310,627
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$152,167	$2,638,735
Accumulated earnings (loss)	(29,571)	(328,108)
Net Assets	$122,596	$2,310,627
Net Assets:
Class A	$12,600	$68,042
Class C	$1,469	$20,252
Class I	$85,228	$2,003,748
Class R6	$23,299	$218,585
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,229,061	7,124,491
Class C	155,130	2,318,246
Class I	8,110,008	207,485,597
Class R6	2,215,574	22,513,648
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$10.25	$9.55
Class C	$9.47	$8.74
Class I	$10.51	$9.66
Class R6	$10.52	$9.71
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.85	$10.11
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$104,062	$1,856,839

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$868	$2,815
Interest	2,192	55,983
Foreign taxes withheld	(1)	—
Total investment income	3,059	58,798
Expenses
Investment advisory fees	830	14,437
Distribution and service fees, Class A	16	87
Distribution and service fees, Class C	7	109
Administration and accounting fees	80	1,182
Transfer agent fees and expenses	34	507
Sub-transfer agent fees and expenses, Class A	4	48
Sub-transfer agent fees and expenses, Class C	1	11
Sub-transfer agent fees and expenses, Class I	46	1,290
Custodian fees	1	2
Printing fees and expenses	15	121
Professional fees	31	63
Interest expense and/or commitment fees	1	10
Registration fees	45	61
Trustees’ fees and expenses	10	114
Miscellaneous expenses	33	99
Total expenses	1,154	18,141
Less net expenses reimbursed and/or waived by investment adviser(1)	(200)	(1,316)
Net expenses	954	16,825
Net investment income (loss)	2,105	41,973
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,974	(1,080)
Foreign currency transactions	14	(412)
Forward foreign currency exchange contracts	(125)	(47,569)
Futures	5,836	182,500
Swaps	905	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,688)	(1,345)
Foreign currency transactions	(219)	1,596
Forward foreign currency exchange contracts	663	(5,379)
Futures	(1,067)	(39,946)
Net realized and unrealized gain (loss) on investments	9,293	88,365
Net increase (decrease) in net assets resulting from operations	$11,398	$130,338

(1)	See Note 4D in the Consolidated Notes to Financial Statements.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,105	$6,777	$41,973	$88,337
Net realized gain (loss)	11,604	(3,721)	133,439	(390,928)
Net change in unrealized appreciation (depreciation)	(2,311)	5,442	(45,074)	(14,364)
Increase (decrease) in net assets resulting from operations	11,398	8,498	130,338	(316,955)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(670)	—	(222)
Class C	—	(72)	—	—
Class I	—	(8,129)	—	(19,777)
Class R6	—	(930)	—	(2,001)
Total dividends and distributions to shareholders	—	(9,801)	—	(22,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(875)	(778)	(7,054)	(58,294)
Class C	(226)	(1,271)	(2,842)	(7,375)
Class I	(69,111)	(20,046)	(82,367)	(76,301)
Class R6	5,778	(14,866)	5,506	(94,074)
Increase (decrease) in net assets from capital transactions	(64,434)	(36,961)	(86,757)	(236,044)
Net increase (decrease) in net assets	(53,036)	(38,264)	43,581	(574,999)
Net Assets
Beginning of period	175,632	213,896	2,267,046	2,842,045
End of Period	$122,596	$175,632	$2,310,627	$2,267,046
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)	Portfolio Turnover Rate(2)

AlphaSimplex Global Alternatives Fund
Class A
1/1/24 to 6/30/24(7)	$9.59	0.13	0.53	0.66	—	—	—	0.66	$10.25	6.77%	$12,600	1.49%	1.75%	2.53%	242%
1/1/23 to 12/31/23	9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	9.59	3.46	12,622	1.49	1.67	2.73	335
1/1/22 to 12/31/22	10.78	— (8)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (9)	13,627	1.49 (10)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (9)	16,882	1.51 (10)(11)(12)	1.62 (11)(12)	(0.91)	115
1/1/20 to 12/31/20	11.18	(0.03)	(0.24)	(0.27)	(0.24)	—	(0.24)	(0.51)	10.67	(2.38) (9)	15,584	1.52 (10)(13)	1.58	(0.33)	232 (14)
1/1/19 to 12/31/19	10.24	0.11	0.93	1.04	(0.10)	—	(0.10)	0.94	11.18	10.26 (9)	25,341	1.54 (10)	1.57	0.97	125
Class C
1/1/24 to 6/30/24(7)	$8.89	0.08	0.50	0.58	—	—	—	0.58	$9.47	6.40%	$1,469	2.24%	2.55%	1.78%	242%
1/1/23 to 12/31/23	9.04	0.19	0.05	0.24	(0.39)	—	(0.39)	(0.15)	8.89	2.64	1,600	2.24	2.43	2.02	335
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (9)	2,869	2.24 (10)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (9)	3,109	2.26 (10)(11)(12)	2.37 (11)(12)	(1.61)	115
1/1/20 to 12/31/20	10.48	(0.11)	(0.22)	(0.33)	(0.13)	—	(0.13)	(0.46)	10.02	(3.17) (9)	5,059	2.27 (10)(13)	2.33	(1.08)	232 (14)
1/1/19 to 12/31/19	9.59	0.02	0.88	0.90	(0.01)	—	(0.01)	0.89	10.48	9.48 (9)	11,171	2.29 (10)	2.32	0.23	125
Class I*
1/1/24 to 6/30/24(7)	$9.82	0.14	0.55	0.69	—	—	—	0.69	$10.51	6.92%	$85,228	1.24%	1.51%	2.83%	242%
1/1/23 to 12/31/23	9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	9.82	3.69	145,224	1.24	1.41	2.97	335
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (9)	166,448	1.24 (10)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (9)	322,349	1.26 (10)(11)(12)	1.37 (11)(12)	(0.60)	115
1/1/20 to 12/31/20	11.36	(0.01)	(0.23)	(0.24)	(0.28)	—	(0.28)	(0.52)	10.84	(2.12) (9)	502,517	1.27 (10)(13)	1.33	(0.11)	232 (14)
1/1/19 to 12/31/19	10.40	0.14	0.95	1.09	(0.13)	—	(0.13)	0.96	11.36	10.49 (9)	784,884	1.29 (10)	1.32	1.23	125
Class R6**
1/1/24 to 6/30/24(7)	$9.82	0.14	0.56	0.70	—	—	—	0.70	$10.52	7.03%	$23,299	1.19%	1.43%	2.78%	242%
1/1/23 to 12/31/23	9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	9.82	3.69	16,186	1.19	1.33	3.06	335
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (9)	30,952	1.19 (10)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (9)	142	1.21 (10)(11)(12)	1.98 (11)(12)	(0.70)	115
1/1/20 to 12/31/20	11.35	— (8)	(0.24)	(0.24)	(0.29)	—	(0.29)	(0.53)	10.82	(2.06) (9)	131	1.22 (10)(13)	1.68	0.02	232 (14)
1/1/19 to 12/31/19	10.40	0.15	0.94	1.09	(0.14)	—	(0.14)	0.95	11.35	10.48 (9)	526	1.24 (10)	1.26	1.38	125

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/24 to 6/30/24(7)	$9.03	0.16	0.36	0.52	—	—	—	0.52	$9.55	5.76%	$68,042	1.70%	1.83%	3.39%	— % (15)
1/1/23 to 12/31/23	10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	9.03	(10.59)	71,167	1.70	1.77	3.06	— (15)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (16)	1.70 (16)	0.37	— (15)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (9)	51,356	1.72 (10)(17)	1.76 (17)	(1.63)	— (15)
1/1/20 to 12/31/20	9.26	(0.10)	1.33	1.23	(0.32)	—	(0.32)	0.91	10.17	13.27 (9)	170,442	1.70 (10)	1.80	0.99	— (15)
1/1/19 to 12/31/19	8.97	0.04	0.69	0.73	(0.44)	—	(0.44)	0.29	9.26	8.09 (9)	222,059	1.70 (10)	1.79	0.47	— (15)
The footnote legend is at the end of the financial highlights.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)	Portfolio Turnover Rate(2)
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class C
1/1/24 to 6/30/24(7)	$8.29	0.11	0.34	0.45	—	—	—	0.45	$8.74	5.43%	$20,252	2.45%	2.54%	2.64%	— % (15)
1/1/23 to 12/31/23	9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	8.29	(11.24)	21,890	2.45	2.49	2.35	— (15)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (16)	2.45 (16)	(0.56)	— (15)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (9)	17,400	2.47 (10)(17)	2.51 (17)	(2.38)	— (15)
1/1/20 to 12/31/20	8.78	(0.16)	1.26	1.10	(0.25)	—	(0.25)	0.85	9.63	12.48 (9)	19,793	2.45 (10)	2.54	(1.78)	— (15)
1/1/19 to 12/31/19	8.51	(0.02)	0.64	0.62	(0.35)	—	(0.35)	0.27	8.78	7.30 (9)	21,621	2.45 (10)	2.53	(0.24)	— (15)
Class I*
1/1/24 to 6/30/24(7)	$9.12	0.17	0.37	0.54	—	—	—	0.54	$9.66	5.92%	$2,003,748	1.45%	1.57%	3.64%	— % (15)
1/1/23 to 12/31/23	10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	9.12	(10.41)	1,972,611	1.45	1.51	3.37	— (15)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (16)	1.45 (16)	0.44	— (15)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (9)	1,245,471	1.47 (10)(17)	1.51 (17)	(1.38)	— (15)
1/1/20 to 12/31/20	9.36	(0.08)	1.35	1.27	(0.35)	—	(0.35)	0.92	10.28	13.56 (9)	1,162,122	1.45 (10)	1.54	(0.80)	— (15)
1/1/19 to 12/31/19	9.06	0.07	0.69	0.76	(0.46)	—	(0.46)	0.30	9.36	8.35 (9)	1,212,973	1.45 (10)	1.53	0.77	— (15)
Class R6**
1/1/24 to 6/30/24(7)	$9.16	0.18	0.37	0.55	—	—	—	0.55	$9.71	6.00%	$218,585	1.33%	1.44%	3.76%	— % (15)
1/1/23 to 12/31/23	10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	9.16	(10.33)	201,378	1.34 (18)	1.39	3.46	— (15)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (15)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (17)	1.38 (17)	(1.29)	— (15)
1/1/20 to 12/31/20	9.38	(0.07)	1.35	1.28	(0.36)	—	(0.36)	0.92	10.30	13.77	133,731	1.35	1.35	(0.73)	— (15)
1/1/19 to 12/31/19	9.07	0.08	0.70	0.78	(0.47)	—	(0.47)	0.31	9.38	8.45	117,258	1.36	1.36	0.79	— (15)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Annualized for periods less than one year.
(7)	Unaudited.
(8)	Amount is less than $0.005 per share.
(9)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(10)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(11)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(12)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24% and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.
(13)	Effective July 1, 2020, the expense limits were decreased from 1.54% to 1.49% for Class A, 2.29% to 2.24% for Class C, 1.29% to 1.24% for Class I, and 1.24% to 1.19% for Class R6, respectively.
(14)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.
(15)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(16)	Includes fee/expense recovery of 0.01%.
(17)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45% and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.
(18)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) June 30, 2024
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, four funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified.
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”). As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of June 30, 2024, the value of each Fund’s investment in its respective Subsidiary was as follows:

	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$3,094	2.52%
AlphaSimplex Managed Futures Strategy Fund	286,971	12.42%
B.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
I.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
J.	Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, the Funds did not have investments in repurchase agreements.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2024, none of the Funds were lending under the agreement with BNY.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the six months ended June 30, 2024, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the six months ended June 30, 2024, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2024, AlphaSimplex Global Alternatives Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at June 30, 2024:

Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$73	$6,327
Unrealized appreciation on futures contracts (LME)	Commodity contracts	21	235
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	929	16,668
Variation margin payable/receivable on futures contracts(1)	Equity contracts	138	11,766
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	220	11,026
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	98	12,270
Total Assets		$1,479	$58,292
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(36)	$(4,684)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	(65)	(9,232)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(630)	(19,569)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(113)	(3,391)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(14)	(3,060)
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(325)	(20,044)
Swaps at value(2)	Equity contracts	(18,808)	—
Total Liabilities		$(19,991)	$(59,980)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at June 30, 2024 is shown in the Consolidated Statements of Assets and Liabilities.
(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the six months ended June 30, 2024:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Futures	Commodity contracts	$(366)	$34,132
Futures	Equity contracts	6,113	168,639
Futures	Foreign currency contracts	344	12,898
Futures	Interest rate contracts	(255)	(33,169)
Forward foreign currency exchange contracts	Foreign currency contracts	(125)	(47,569)
Swaps	Equity contracts	905	—
Total		$6,616	$134,931
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Commodity contracts	$712	$(7,853)
Futures	Equity contracts	(1,757)	(21,249)
Futures	Foreign currency contracts	86	9,482
Futures	Interest rate contracts	(108)	(20,326)
Forward foreign currency exchange contracts	Foreign currency contracts	663	(5,379)
Total		$(404)	$(45,325)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by each Fund for the six months ended June 30, 2024.
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$1,344	$37,158
Futures Contracts - Short Positions(1)	(281)	319
Forward Foreign Currency Exchange Purchase Contracts(2)	22,508	743,444
Forward Foreign Currency Exchange Sale Contracts(2)	16,318	705,282
Short Total Return Swap Contracts(2)	28,141	—
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2024:

At June 30, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$308	$91	$4,100	$2,666
Forward foreign currency exchange contracts	73	36	6,327	4,684
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$381	$127	$10,427	$7,350
Derivatives not subject to a MNA or similar agreement	(308)	(91)	(4,100)	(2,666)
Total assets and liabilities subject to a MNA	$73	$36	$6,327	$4,684
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2024:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$73	$(36)	$—	$—	$37
Total	$73	$(36)	$—	$—	$37
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$36	$(36)	$—	$—	$—
Total	$36	$(36)	$—	$—	$—

AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$6,327	$(4,684)	$—	$—	$1,643
Total	$6,327	$(4,684)	$—	$—	$1,643
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$4,684	$(4,684)	$—	$—	$—
Total	$4,684	$(4,684)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5 + Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.	Subadvisers
AlphaSimplex (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	2027	Total
AlphaSimplex Global Alternatives Fund
Class A	$ 20	$ 25	$ 17	$ 62
Class C	4	4	3	11
Class I	298	325	153	776
Class R6	26	37	27	90
AlphaSimplex Managed Futures Strategy Fund
Class A	—	69	45	114
Class C	—	12	9	21
Class I	—	1,375	1,150	2,525
Class R6	—	141	112	253
During the six months ended June 30, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2024, it retained net commissions of $4 for Class A shares and CDSC of $7 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2024, the Funds incurred administration fees totaling $1,162 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2024, the Funds incurred transfer agent fees totaling $520 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at June 30, 2024.
I.	Trustee Fee
For the six months ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $119 which are included in the Consolidated Statements of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$105,647	$127,468
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2024.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	59	$588	283	$2,837	871	$8,367	4,276	$41,724
Reinvestment of distributions and cross class conversions	—	—	46	442	—	—	22	203
Shares repurchased and cross class conversions	(146)	(1,463)	(407)	(4,057)	(1,628)	(15,421)	(10,455)	(100,221)
Net Increase / (Decrease)	(87)	$(875)	(78)	$(778)	(757)	$(7,054)	(6,157)	$(58,294)
Class C
Shares sold and cross class conversions	7	$69	33	$298	149	$1,283	689	$6,171
Reinvestment of distributions and cross class conversions	—	—	8	71	—	—	—	—
Shares repurchased and cross class conversions	(32)	(295)	(178)	(1,640)	(471)	(4,125)	(1,550)	(13,546)
Net Increase / (Decrease)	(25)	$(226)	(137)	$(1,271)	(322)	$(2,842)	(861)	$(7,375)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I*
Shares sold and cross class conversions	1,279	$12,838	11,612	$117,829	46,670	$444,355	148,923	$1,468,207
Reinvestment of distributions and cross class conversions	—	—	529	5,183	—	—	1,908	17,370
Shares repurchased and cross class conversions	(7,958)	(81,949)	(14,043)	(143,058)	(55,502)	(526,722)	(162,074)	(1,561,878)
Net Increase / (Decrease)	(6,679)	$(69,111)	(1,902)	$(20,046)	(8,832)	$(82,367)	(11,243)	$(76,301)
Class R6**
Shares sold and cross class conversions	4,091	$42,464	16	$164	4,816	$46,481	10,888	$105,948
Reinvestment of distributions and cross class conversions	—	—	2	18	—	—	85	776
Shares repurchased and cross class conversions	(3,524)	(36,686)	(1,478)	(15,048)	(4,281)	(40,975)	(20,856)	(200,798)
Net Increase / (Decrease)	567	$5,778	(1,460)	$(14,866)	535	$5,506	(9,883)	$(94,074)
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
Note 7. 10% Shareholders
As of June 30, 2024, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Managed Futures Strategy Fund	48%	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2024, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility and Line of Credit
($ reported in thousands)
On April 5, 2023, the Funds terminated a $500,000 committed unsecured line of credit provided by State Street Bank (the “First Line of Credit”). The First Line of Credit permitted any one fund to borrow up to $350,000 (as long as all borrowings by all funds in the aggregate did not exceed the $500,000 limit at any time), subject to each fund’s investment restrictions and its contractual obligations under the First Line of Credit. For the period January 1, 2023 through April 5, 2023, the funds paid interest on any amounts borrowed under the facility pursuant its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
On April 6, 2023, the Funds entered into a $575,000 committed unsecured line of credit agreement (the “Second Line of Credit”) with State Street Bank. The Second Line of Credit permitted each fund, as borrowers (collectively, the “Borrowers” and each series a “Borrower Fund”), to borrow up to $575,000 in aggregate (as long as all borrowings by all funds in the aggregate did not exceed the $575,000 limit at any time), subject to each Borrower Fund’s investment restrictions and its contractual obligations under the Second Line of Credit. For the period April 6, 2023 through May 19, 2023, interest was charged to each Borrowing Fund based upon its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
On July 7, 2023, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance.The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
Total commitment fees paid for the six months ended June 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Consolidated Statements of Operations.
The Funds had no borrowings at any time during the six months ended June 30, 2024.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$ 105,460	$ 821	$ 176	$ 997
AlphaSimplex Managed Futures Strategy Fund	1,920,950	5,644	(71,353)	(65,709)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Fund’s capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$30,698	$4,326
AlphaSimplex Managed Futures Strategy Fund	130,984	131,445
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8081	08-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date 9/4/24

*	Print the name and title of each signing officer under his or her signature.